Expense Example - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966